Lease	12 Months Ended
Jun. 30, 2025
Lease [Abstract]
LEASE

NOTE 9 – LEASE

The Company has operating leases as the lessee for certain offices.

The Company’s lease agreements include lease payments that are fixed, do not contain material residual value guarantees or variable lease payments. The leases have remaining lease terms of up to three years without option to extend the lease. The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations. The Company’s lease agreements may contain lease and non-lease components. Non-lease components primarily include payments for property management fee. Consideration for lease and non-lease components are allocated on a relative standalone selling price basis.

Operating leases as Lessee

The operating lease cost was $2,166,911 and $1,514,162 for the years ended June 30, 2025 and 2024, respectively.

	As of and for the year ended June 30,
	2025	2024
Other information
Cash paid for operating leases	2,122,665	1,181,396
ROU assets obtained in exchange for new operating lease liabilities	2,637,381	3,553,256
Weighted-average remaining lease term (in years):
Operating leases	1.74	2.25
Weighted-average discount rate:
Operating leases	4.94%	5.10%

Future minimum lease payments for operating leases as of June 30, 2025, are as follows:

Operating Leases
2026	2,416,712
2027	1,158,535
2028	188,486
Total minimum lease payments	3,763,733
Less: imputed interest	(114,169)
Total lease liability balance	3,649,564

Minimum payments related to leases not yet commenced as of June 30, 2025	7,036